1933 Act File No. 33-51247
                                                      1940 Act File No. 811-7129

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   X

    Pre-Effective Amendment No.    ...............................

    Post-Effective Amendment No.   25  ...........................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X

    Amendment No.   26  ..........................................        X

                    FEDERATED MANAGED ALLOCATION PORTFOLIOS
                        (formerly, Managed Series Trust)
               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                          John W. McGonigle, Esquire,
                           Federated Investors Tower,
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

  immediately upon filing pursuant to paragraph (b)
 X   on February 1, 2007 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
   On____________________ pursuant to paragraph (a) (i)
  _ 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

 X   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    Copies to:
Matthew G. Maloney, Esquire
Dickstein Shapiro LLP
1825 Eye Street, N.W.
Washington, DC  20006







PART C.      OTHER INFORMATION.

Item 23.     Exhibits:

             (a)    (i)          Conformed copy of Amended and Restated
                                 Declaration of Trust of the Registrant;
                                 (12)
                    (ii)         Conformed copy of Amendment No. 7 to
                                 the Declaration of Trust; (15)
                    (iii)        Conformed Copy of Amendment No. 8 to
                                 the Declaration of Trust; (16)
                    (vi)         Conformed Copy of Amendment No. 9 and
                                 10 to the Declaration of Trust; (18)
             (b)    (i)          Copy of By-Laws of the Registrant; (1)
                    (ii)         Copy of Amendment No. 1 to the By-Laws
                                 of the Registrant; (12)
                    (iii)        Copy of Amendment No. 2 to the By-Laws
                                 of the Registrant; (9)
                    (iv)         Copy of Amendment No. 3 to the By-Laws
                                 of the Registrant; (9)
                    (v)          Copy of Amendment No. 4 to the By-Laws
                                 of the Registrant; (9)
                    (vi)         Copy of Amendment No. 5 to the By-Laws
                                 of the Registrant; (14)
                    (vii)        Copy of Amendment No. 6 to the By-Laws
                                 of the Registrant; (15)
                    (viii)       Copy of Amendment No. 7 to the By-Laws
                                 of the Registrant; (16)
                    (ix)         Copy of Amendment No. 8 to the By-Laws
                                 of the Registrant; (18)
             (c)                 Copy of Specimen Certificate for Shares
                                 of Beneficial Interest of the
                                 Registrant; (2)
             (d)    (i)          Conformed copy of Investment Advisory
                                 Contract of the Registrant; (3)
                    (ii)         Conformed copy of Exhibits A-D to the
                                 Investment Advisory Contract of the
                                 Registrant; (13)
                    (iii)        Conformed copy of an Amendment to the
                                 Investment Advisory Contract of the
                                 Registrant; (13)
                    (iv)         Conformed copy of Sub-Advisory Contract
                                 of the Registrant ;(15)
                    (v)          Conformed copy of Assignment of
                                 Investment Advisory Contract and Sub-
                                 Advisory Agreement; (15)
             (e)    (i)          Conformed copy of Distributor's
                                 Contract of the Registrant; (3)
                    (ii)         Conformed copy of Exhibit A to the
                                 Distributor's Contract of the
                                 Registrant;(3)
                    (iii)        Conformed copy of Exhibit B to the
                                 Distributor's Contract of the
                                 Registrant;(3)
                    (iv)         Conformed copy of Exhibit C to the
                                 Distributor's Contract of the
                                 Registrant;(3)
                    (v)          Conformed copy of Exhibit D to the
                                 Distributor's Contract of the
                                 Registrant;(3)
                    (vi)         Conformed copy of Exhibit E to the
                                 Distributor's Contract of the
                                 Registrant;(3)
                    (vii)        Conformed copy of Exhibit F to the
                                 Distributor's Contract of the
                                 Registrant;(3)
                    (vi)         Conformed copy of Exhibit G to the
                                 Distributor's Contract of the
                                 Registrant;(3)
                    (ix)         Conformed copy of Exhibit H to the
                                 Distributor's Contract of the
                                 Registrant;(3)
                    (x)          Conformed copy of an Amendment to the
                                 Distributor's Contract of the
                                 Registrant; (13)
                    (xi)         Conformed Copy of Amendments to the
                                 Distributor's Contract between The
                                 Federated Funds and Federated
                                 Securities Corp.; (15)
                    (xii)        The Registrant hereby incorporates the
                                 conformed copy of the specimen Mutual
                                 Funds Sales and Service Agreement;
                                 Mutual Funds Service Agreement; and
                                 Plan Trustee/Mutual Funds Service
                                 Agreement from Item 24(b)(6) of the
                                 Cash Trust Series II Registration
                                 Statement on Form N-1A, filed with the
                                 Commission on July 24, 1995. (File
                                 Numbers 33-38550 and 811-6269);
             (f)                 Not applicable;
             (g)    (i)          Conformed copy of Custodian Contract of
                                 the Registrant; (4)
                    (ii)         Conformed copy of an Amendment to the
                                 Custodian Contract of the Registrant;
                                 (13)
                    (iii)        Conformed copy of Custodian Fee
                                 Schedule; (7)
             (h)    (i)          Conformed copy of Amended and Restated
                                 Agreement for Fund Accounting Services,
                                 Administrative Services, Shareholder
                                 Transfer Agency Services and Custody
                                 Services Procurement; (6)
                    (ii)         Conformed copy of an Amendment to the
                                 Agreement for Fund Accounting Services,
                                 Administrative Services, Shareholder
                                 Transfer Agency Services and Custody
                                 Services Procurement; (13)
                    (iii)        The Registrant hereby incorporates the
                                 conformed copy of the Second Amended
                                 and Restated Services Agreement from
                                 Item (h)(v) of the Investment Series
                                 Funds, Inc. Registration Statement on
                                 Form N-1A, filed with the Commission on
                                 January 23, 2002. (File Nos. 33-48847
                                 and 811-07021);
                    (iv)         The Registrant hereby incorporates the
                                 conformed copy of the Shareholder
                                 Services Sub-Contract between Fidelity
                                 and Federated Shareholder Services from
                                 Item 24(b)(9)(iii) of the Federated
                                 GNMA Trust Registration Statement of
                                 Form N-1A, filed with the Commission on
                                 March 25, 1996. (File Nos. 2-75670 and
                                 811-3375);
                    (v)          The responses described in Item
                                 23(e)(xi) are hereby incorporated by
                                 reference;
                    (vi)         The Registrant hereby incorporates the
                                 conformed copy of Amendment No. 2 to
                                 the Amended and Restated Agreement for
                                 Fund Accounting Services,
                                 Administrative Services, Transfer
                                 Agency Services and Custody Services
                                 Procurement form Item 23 (h)(v) of the
                                 Federated U.S. Government Securities
                                 Fund: 2-5 Years Registration Statement
                                 on Form N-1A filed with the Commission
                                 on March 30, 2004. (File Nos. 2-75769
                                 and 811-3387);
                    (vii)        The Registrant hereby incorporates the
                                 conformed copy of Amendment No. 3 to
                                 the Amended and Restated Agreement for
                                 Fund Accounting Services,
                                 Administrative Services, Transfer
                                 Agency Services and Custody Services
                                 Procurement form Item 23 (h)(v) of the
                                 Federated U.S. Government Securities
                                 Fund: 2-5 Years Registration Statement
                                 on Form N-1A filed with the Commission
                                 on March 30, 2004. (File Nos. 2-75769
                                 and 811-3387);
                    (viii)       The Registrant hereby incorporates by
                                 reference the conformed copy of the
                                 Agreement for Administrative Services
                                 from Item 23 (h)(vix) of the Federated
                                 Index Trust Registration Statement on
                                 Form N-1A, filed with the Commission on
                                 December 30, 2003. (File Nos. 33-33852
                                 and 811-6061);
                    (ix)         The Registrant hereby incorporates the
                                 conformed copy of the Second Amended
                                 and Restated Services Agreement, with
                                 attached Schedule 1 revised 6/30/04,
                                 from Item (h)(vii) of the Cash Trust
                                 Series, Inc. Registration Statement on
                                 Form N-1A, filed with the Commission on
                                 July 29, 2004. (File Nos. 33-29838 and
                                 811-5843);
                    (x)          The Registrant hereby incorporates the
                                 conformed copy of the Financial
                                 Administration and Accounting Services
                                 Agreement, with attached Exhibit A
                                 revised 6/30/04, from Item (h)(viii) of
                                 the Cash Trust Series, Inc.
                                 Registration Statement on Form N-1A,
                                 filed with the Commission on July 29,
                                 2004. (File Nos. 33-29838 and 811-
                                 5843);
                    (xi)         The Registrant hereby incorporates the
                                 conformed copy of Transfer Agency and
                                 Service Agreement between the Federated
                                 Funds and State Street Bank and Trust
                                 Company from Item 23(h)(viii)of the
                                 Federated Total Return Government Bond
                                 Fund Registration Statement on Form N-
                                 1A, filed with the Commission on April
                                 28, 2006 (File Nos. 33-60411 and 811-
                                 07309);
                    (xii)        The Registrant hereby incorporates by
                                 reference the conformed copy of
                                 Amendment No. 3 to the Agreement for
                                 Administrative Services between
                                 Federated Administrative Services
                                 Company and the Registrant dated June
                                 1, 2005, from Item 23 (h) (ii) of the
                                 Cash Trust Series, Inc. Registration
                                 Statement on Form N-1A, filed with the
                                 Commission on July 27, 2005. (File Nos.
                                 33-29838 and 811-5843);

             (i)                 Conformed copy of Opinion and Consent
                                 of Counsel as to legality of shares
                                 being registered; (2)
             (j)                 Conformed copy of Report of Independent
                                 Registered Public Accounting Firm; (18)
             (k)                 Not applicable;
             (l)                 Conformed copy of Initial Capital
                                 Understanding; (2)
             (m)    (i)          Conformed copy of Distribution Plan of
                                 the Registrant; (4)
                    (ii)         Conformed copy of Exhibits A-D of the
                                 Distribution Plan of the Registrant;
                                 (13)
                    (iii)        Conformed copy of Exhibits B-E of the
                                 Distribution Plan of the Registrant;
                                 (18)
                    (iii)        The responses described in Item
                                 23(e)(xi) are hereby incorporated by
                                 reference;
                    (iv)         Conformed copy of Distribution Plan of
                                 the Registrant; (16)
                                 The Registrant hereby incorporates the
             (n)                 Copy of the Multiple Class Plan and attached
                                 Exhibits from Item (n) of the Federated Short
                                 Term Municipal Trust Registration Statement on
                                 Form N-1A, filed with the Commission on August
                                 28, 2006. (File Nos. 2-72277 and 811-3181)
             (o)    (i)          Conformed copy of Power of Attorney of
                                 the Registrant; (12)
                    (ii)         Conformed copy of Power of Attorney of
                                 Chief Investment Officer of the
                                 Registrant; (14)

                    (iii)        Conformed copy of Limited Power of
                                 Attorney; (11)
                    (iv) Conformed copy of Power of Attorney of the Registrant of Treasurer; (18)
                    (v) Conformed copy of Power of Attorney of the Registrant; (18)
                    (vi)         Conformed copy of Power of Attorney of
                                 Trustee; (19)
                    (vii)        Conformed copy of Power of Attorney of
                                 Trustee; (19)
             (p) The Registrant hereby incorporates the conformed copy of the Federated Investors, Inc. Code of Ethics for Access Persons, effective 1/1/2005, from Item 23(p) of the Money Market Obligations Trust Registration
                                 Statement on Form N-1A, filed with the
                                 Commission on February 25, 2005.  (File
                                 Nos. 33-31602 and 811-5950);



+ All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed December 2, 1993 (File Nos. 33-51247 and 811-7129).
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed February 11, 1994 (File Nos. 33-51247 and 811-7129).
3. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-1A filed March 2, 1994 (File Nos. 33-51247 and 811-7129).
4. Response is incorporated by reference to Registrant's Post Effective Amendment No. 1 on Form N-1A filed September 30, 1994 (File Nos. 33-51247 and 811-7129).
6. Response is incorporated by reference to Registrant's Post Effective Amendment No. 6 on Form N-1A filed January 30, 1997 (File Nos. 33-51247 and 811-7129).
7. Response is incorporated by reference to Registrant's Post Effective Amendment No. 7 on Form N-1A filed November 26, 1997 (File Nos. 33-51247 and 811-7129).
9. Response is incorporated by reference to Registrant's Post Effective Amendment No. 9 on Form N-1A filed December 2, 1998 (File Nos. 33-51247 and 811-7129).
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed November 29, 1999 (File Nos. 33-51247 and 811-7129).
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed on January 25, 2001 (File Nos. 33-51247 and 811-7129).
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on January 25, 2002 (File Nos. 33-51247 and 811-7129).
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed on January 25, 2003 (File Nos. 33-51247 and 811-7129).
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed on February 2, 2004. (File Nos. 33-51247 and 811-7129).
16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on November 23, 2004. (File Nos. 33-51247 and 811-7129).
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed on November October 6, 2005. (File Nos. 33-51247 and 811-7129).
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on January 27, 2006. (File Nos. 33-51247 and 811-7129).
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed on November 15, 2006. (File Nos. 33-51247 and 811-7129).




Item 24.     Persons Controlled by or Under Common Control with
             Registrant:

             None.

Item 25.     Indemnification: (2)

Item 26.     Business and Other Connections of Investment Adviser:

             For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of one of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are:
             Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE 19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                         John B. Fisher

Executive Vice President:                            Stephen F. Auth

Senior Vice Presidents:                              Linda A. Duessel
                                                     Steven Lehman
                                                     Carol R. Miller

Vice Presidents:                                     G. Andrew Bonnewell
                                                     David P. Gilmore
                                                     Igor Golalic
                                                     John W. Harris
                                                     Angela Kohler
                                                     Kevin McClosky
                                                     John L. Nichol
                                                     Michael R. Tucker

Assistant Vice Presidents:                           Dana Meissner

Secretary:                                           G. Andrew Bonnewell

Treasurer:                                           Thomas R. Donahue


Assistant Treasurer:                                 Denis McAuley, III

             The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.


Item 27.     Principal Underwriters:

             (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

                    Cash Trust Series, Inc.; Cash Trust Series II; Federated Adjustable Rate Securities Fund; Federated American Leaders Fund, Inc.; Federated Core Trust; Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Municipal Income Fund; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Intermediate Government Fund, Inc. Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal High Yield Advantage Fund, Inc.; Federated Managed Pool Series; Federated MDT Series; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Premier Intermediate Municipal Income Fund; Federated Premier Municipal Income Fund; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Government Bond Fund; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated World Investment Series, Inc.; Intermediate Municipal Trust; Edward Jones Money Market Fund and Money Market Obligations Trust.


         (b)

          (1)                          (2)                           (3)
Positions and Offices                                      Positions and Offices
  With Distributor                     Name                    With Registrant
_____________________           _________________          _____________________

Chairman:                       Richard B. Fisher          Vice President

Executive Vice
Vice President, Assistant
Secretary and Director:         Thomas R. Donahue

President and Director:         Thomas E. Territ

Vice President and Director:    Peter J. Germain

Treasurer and Director:         Denis McAuley III

Senior Vice Presidents:         Michael Bappert
                                Richard W. Boyd
                                Laura M. Deger
                                Peter W. Eisenbrandt
                                Theodore Fadool, Jr.
                                Christopher Fives
                                James S. Hamilton
                                James M. Heaton
                                Harry J. Kennedy
                                Anne H. Kruczek
                                Amy Michaliszyn
                                Keith Nixon
                                Solon A. Person, IV
                                Colin B. Starks
                                Robert F. Tousignant
                                Paul Uhlman

Vice Presidents:                Irving Anderson
                                Dan Berry
                                John B. Bohnet
                                Edward R. Bozek
                                Jane E. Broeren-Lambesis
                                Daniel Brown
                                Bryan Burke
                                Mark Carroll
                                Dan Casey
                                Scott Charlton
                                Steven R. Cohen
                                James Conely
                                Kevin J. Crenny
                                G. Michael Cullen
                                Beth C. Dell
                                Ron Dorman
                                Donald C. Edwards
                                Lee England
                                Timothy Franklin
                                Jamie Getz
                                Scott Gundersen
                                Peter Gustini
                                Dayna C. Haferkamp
                                Raymond J. Hanley
                                Vincent L. Harper, Jr.
                                Bruce E. Hastings
                                Jeffrey S. Jones
                                Michael W. Koenig
                                Ed Koontz
                                Christopher A. Layton
                                Michael H. Liss
                                Michael R. Manning
                                Michael Marcin
                                Martin J. McCaffrey
                                Mary A. McCaffrey
                                Richard C. Mihm
                                Vincent T. Morrow
                                Doris T. Muller
                                Alec H. Neilly
                                Rebecca Nelson
                                James E. Ostrowski
                                Stephen Otto
                                Brian Paluso
                                Mark Patsy
                                Robert F. Phillips
                                Chris Randal
                                Josh Rasmussen
                                Richard A. Recker
                                Ronald Reich
                                Christopher Renwick
                                Diane M. Robinson
                                Brian S. Ronayne
                                Timothy A. Rosewicz
                                Thomas S. Schinabeck
                                Edward J. Segura
                                Peter Siconolfi
                                Edward L. Smith
                                John A. Staley
                                Mark Strubel
                                William C. Tustin
                                Michael Vahl
                                David Wasik
                                G. Walter Whalen
                                Stephen White
                                Jeff Wick
                                Patrick M. Wiethorn
                                Lewis Williams
                                Edward J. Wojnarowski
                                Michael P. Wolff
                                Erik Zettlemayer
                                Paul Zuber

Assistant Vice Presidents:      Robert W. Bauman
                                Charles L. Davis, Jr.
                                William Rose

Secretary:                      C. Todd Gibson

Assistant Treasurer:            Lori A. Hensler
                                Richard A. Novak

The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

          (c)     Not applicable



Item 28.     Location of Accounts and Records:

             All  accounts and records  required  to  be  maintained  by
             Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant....................................Reed Smith LLP
...............................................Investment and Asset
...............................................Management Group (IAMG)
...............................................Federated Investors Tower
...............................................12th Floor
...............................................1001 Liberty Avenue
...............................................Pittsburgh, PA  15222-3779

(Notices should be sent to the Agent for Service at above address)

Federated Investors Funds
...............................................5800 Corporate Drive
...............................................Pittsburgh, PA  15237-7000

State Street Bank and.........................P.O. Box 8600
Trust Company.................................Boston, MA 02266-8600
("Custodian, Transfer Agent and
Dividend Disbursing Agent")

Federated Services Company....................Federated Investors Tower
("Administrator").............................1001 Liberty Avenue
...............................................Pittsburgh, PA  15222-3779

Federated Equity Management...................Federated Investors Tower
Company of Pennsylvania.......................1001 Liberty Avenue
("Adviser")...................................Pittsburgh, PA  15222-3779


Item 29.     Management Services:  Not applicable.

Item 30.     Undertakings:

             Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                               SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED MANAGED ALLOCATION PORTFOLIOS has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 19th day of January, 2007.

                FEDERATED MANAGED ALLOCATION PORTFOLIOS

                          BY: /s/ Andrew P. Cross
                          Andrew P. Cross, Assistant Secretary
                          January 19, 2007

       Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                            TITLE               DATE

By:  /s/Andrew P. Cross          Attorney In Fact      January 19, 2007
Andrew P. Cross                  For the Persons
ASSISTANT SECRETARY              Listed Below

       NAME                                     TITLE

John F. Donahue*                       Trustee

J. Christopher Donahue*                President and Trustee
                                       (Principal Executive Officer)

Richard J. Novack*                     Treasurer
                                       (Principal Financial Officer)

Stephen F. Auth*                       Chief Investment Officer

Thomas G. Bigley *                     Trustee

John T. Conroy, Jr.*                   Trustee

Nicholas P. Constantakis*              Trustee

John F. Cunningham*                    Trustee

Lawrence D. Ellis, M.D.*               Trustee

Peter E. Madden*                       Trustee

Charles F. Mansfield, Jr.*             Trustee

John E. Murray, Jr.*                   Trustee

Thomas M. O'Neil                       Trustee

Marjorie P. Smuts*                     Trustee

John S. Walsh*                         Trustee

James F. Will                          Trustee


* By Power of Attorney